Liabilities from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net cash flows (used in) from financing activities	R$ (626,458)	R$ (1,673,546)	R$ (672,023)
Net cash flows from operating activities	1,821,748	2,168,772	705,562
Transfer of treasury shares	19,472	2,567	19,834
Short And Longterm Borrowings [Member]
IfrsStatementLineItems [Line Items]
Opening balance	11,984,891	11,900,030	9,976,966
Net cash flows (used in) from financing activities	3,074,842	(263,764)	1,359,595
Net cash flows from operating activities	(1,185,966)	(912,651)	(704,409)
Offsetting with deposits and others	(105,294)
Acquisition of property, plant and equipment under new agreements and contractual amendment	(15,643)
Acquisition of property, plant and equipment under new agreements and contractual amendment
Write-off of lease or Senior Secured Amortizing Notes		1,003,279
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares
Amortization with related assets			(198,270)
Distribution of interim dividends
Transfer of treasury shares
Payment with issue of shares
Exchange rate changes, net	(780,826)	(701,966)	756,861
Provision for interest and cost amortization		1,092,589	896,091
Interest on loans and amortization of goodwill costs	1,880,381
Unrealized derivatives results	(3,424,254)	(132,626)	(186,804)
Share-based compensation
Fair value of issuance, transaction costs	(844,542)
Closing balance	10,583,589	11,984,891	11,900,030
Leases [Member]
IfrsStatementLineItems [Line Items]
Opening balance	11,206,959	10,762,984	7,584,192
Net cash flows (used in) from financing activities	(2,355,457)	(2,357,341)	(1,449,285)
Net cash flows from operating activities	(94,429)	(58,357)	16,652
Offsetting with deposits and others	(282,244)
Acquisition of property, plant and equipment under new agreements and contractual amendment	448,590
Acquisition of property, plant and equipment under new agreements and contractual amendment		2,723,031	3,255,646
Write-off of lease or Senior Secured Amortizing Notes		(459,480)
Amortization with related assets			(41,973)
Transfer of treasury shares
Payment with issue of shares
Exchange rate changes, net	(708,145)	(720,497)	517,126
Provision for interest and cost amortization		1,316,619	880,626
Interest on loans and amortization of goodwill costs	1,226,101
Unrealized derivatives results
Fair value of issuance, transaction costs
Closing balance	9,441,375	11,206,959	10,762,984
Issued capital [member]
IfrsStatementLineItems [Line Items]
Opening balance	4,040,397	4,039,112	3,009,436
Net cash flows (used in) from financing activities	264	694	420,734
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares			608,942
Payment with issue of shares		591
Closing balance	4,040,661	4,040,397	4,039,112
Shares To Be Issued [Member]
IfrsStatementLineItems [Line Items]
Opening balance		3	1,180
Net cash flows (used in) from financing activities	1,470	588	926
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares			(2,103)
Payment with issue of shares	8,177	(591)
Closing balance	1,470		3
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Opening balance	(38,910)	(41,514)	(62,215)
Net cash flows (used in) from financing activities		37	588
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares			20,113
Transfer of treasury shares	37,201	2,588
Closing balance	(1,709)	(38,910)	(41,514)
Capital Reservers [Member]
IfrsStatementLineItems [Line Items]
Opening balance	1,178,568	208,711	207,246
Net cash flows (used in) from financing activities	94,836	946,261	(744,450)
Net cash flows from operating activities			21,578
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares			724,337
Transfer of treasury shares	(37,201)	(2,588)
Share-based compensation		26,184
Fair value of issuance, transaction costs	(844,542)
Closing balance	R$ 399,838	1,178,568	208,711
Dividends And Interest On Shaholdersequity To Pay [Member]
IfrsStatementLineItems [Line Items]
Opening balance			23,139
Net cash flows (used in) from financing activities			(260,131)
Distribution of interim dividends			236,992
Closing balance